Note 14 - Warrants	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
14.	WARRANTS

The following summarizes the warrants outstanding:

	Weighted Average Remaining Contractual Life (Years)	Number of Warrants	Weighted Average Exercise Price
Issued	0.30	5,000,000	0.125
Exercised		(1,700,000)	0.125
December 31, 2015		8,833,668	0.125
Exercised		(5,711,683)	0.39
Expired		(3,121,985)	0.75
December 31, 2016 and December 31, 2017		-	-

During the year ended
December 31, 2016,
600,000
Series A warrants were exercised. The exercise price was
$0.75
with proceeds of
$450,000.
During the year ended
December 31, 2016,
1,811,683
Series B warrants were exercised. The exercise price was
$0.75
with proceeds of
$1,358,762.
During the year-ended
December 31, 2016,
3,300,000
warrants were exercised. The exercise price was
$0.125
with proceeds of
$412,500.

The
5,000,000
warrants issued in
2015
had an expiry date of
April 17, 2016.